UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 6/30/04

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VI, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-06231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Pamela K. Hagenah
Title:            Manager
Phone:            650-233-0360

Signature, Place and Date of signing:

                  /s/ Pamela K. Hagenah
                  --------------------------------------------------------------
                  Pamela K. Hagenah   Menlo Park, California    August 3, 2004
                  [Signature]         [City, State]             [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                            -0-

Form 13F Information Table Total:                             33

Form 13F Information Table Value Total:                       $375,425
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                                    FORM 13F
         NAME OF REPORTING MANAGER: INTEGRAL CAPITAL MANAGEMENT VI, LLC
                                 as of 6/30/04

                             TITLE OF                    VALUE    SHARES/   SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED     NONE
---------------------------  ------------- --------- ----------- ---------  ---  ----  -------  --------  -------  -------   -------
AGERE SYSTEMS INC.           CL A          00845V100      9,200  4,000,000    SH       SOLE                4,000,000    0       0
ALTIRIS INC.                 COMM STK      02148M100      1,381     50,000    SH       SOLE                   50,000    0       0
ANALOG DEVICES               COMM STK      032654105     14,124    300,000    SH       SOLE                  300,000    0       0
AVOCENT CORPORATION          COMM STK      053893103     12,859    350,000    SH       SOLE                  350,000    0       0
BROADCOM                     COMM STK      111320107      8,388    180,000    SH       SOLE                  180,000    0       0
CEPHALON                     COMM STK      156708109      8,640    160,000    SH       SOLE                  160,000    0       0
CISCO SYSTEMS                COMM STK      17275R102     18,960    800,000    SH       SOLE                  800,000    0       0
CITRIX SYSTEMS, INC.         COMM STK      177376100     18,324    900,000    SH       SOLE                  900,000    0       0
COGNIZANTTECHNOLOGYSOLUTIONS COMM STK      192446102      9,148    360,000    SH       SOLE                  360,000    0       0
EBAY INC.                    COMM STK      278642103     18,390    200,000    SH       SOLE                  200,000    0       0
EMULEX CORPORATION           COMM STK      292475209      5,724    400,000    SH       SOLE                  400,000    0       0
FINDWHAT.COM                 COMM STK      317794105     15,041    650,000    SH       SOLE                  650,000    0       0
INTERSIL HOLDINGS COMPANY    CL A          46069S109     19,494    900,000    SH       SOLE                  900,000    0       0
MARVELL TECHNOLOGIESGROUPLTD COMM STK      G5876H105     10,680    400,000    SH       SOLE                  400,000    0       0
MAXIM INTEGRATED PRODUCTSINC COMM STK      57772K101     14,416    275,000    SH       SOLE                  275,000    0       0
MAXIM PHARMACEUTICALS INC.   COMM STK      57772M107      5,612    581,548    SH       SOLE                  581,548    0       0
MEDIMMUNE INC.               COMM STK      584699102      9,333    399,000    SH       SOLE                  399,000    0       0
MEMBERWORKS INC.             COMM STK      586002107     11,848    400,000    SH       SOLE                  400,000    0       0
NEOMAGIC CORPORATION         COMM STK      640497103      1,195    412,000    SH       SOLE                  412,000    0       0
NETEASE.COM INC.             COMM STK      64110W102      6,201    150,000    SH       SOLE                  150,000    0       0
NUVASIVE INC.                COMM STK      670704105      4,062    371,000    SH       SOLE                  371,000    0       0
POWERDSINE LTD.              COMM STK      M41415106      2,125    173,195    SH       SOLE                  173,195    0       0
PROTALEX INC.                COMM STK      99DT999A6      2,750  1,250,000    SH       SOLE                1,250,000    0       0
QUALCOMM INC.                COMM STK      747525103     18,245    250,000    SH       SOLE                  250,000    0       0
RED HAT INC.                 COMM STK      756577102     13,782    600,000    SH       SOLE                  600,000    0       0
SEAGATE TECHNOLOGY           COMM STK      G7945J104     10,101    700,000    SH       SOLE                  700,000    0       0
SINA CORPORATION             COMM STK      G81477104     16,495    500,000    SH       SOLE                  500,000    0       0
SYMANTEC CORPORATION         COMM STK      871503108     19,701    450,000    SH       SOLE                  450,000    0       0
VERISIGN INC.                COMM STK      92343E102     15,920    800,000    SH       SOLE                  800,000    0       0
VERITAS SOFTWARE CORP        COMM STK      923436109     13,895    500,000    SH       SOLE                  500,000    0       0
WEBEX COMMUNICATIONS INC.    COMM STK      94767L109     13,056    600,000    SH       SOLE                  600,000    0       0
XILINX                       COMM STK      983919101      4,497    135,000    SH       SOLE                  135,000    0       0
YAHOO!                       COMM STK      984332106     21,840    600,000    SH       SOLE                  600,000    0       0
                                                      ---------
GRAND TOTAL                                            $375,425